Segment Information Level 3 (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Segment EBITDA:

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins(2)	$337	$506	$491
Forest Products Resins(3)	201	180	177
Corporate and Other	(48)	(51)	(61)
Total Assets:

	As of December 31,
	2012	2011
Epoxy, Phenolic and Coating Resins	$1,694	$1,688
Forest Products Resins	760	790
Corporate and Other	871	618
Total	$3,325	$3,096
Net Sales to Unaffiliated Customers(1):

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins	$3,022	$3,424	$2,990
Forest Products Resins	1,734	1,783	1,607
Total	$4,756	$5,207	$4,597

Depreciation and Amortization Expense by Segment [Table Text Block]	Depreciation and Amortization Expense:

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins	$109	$113	$111
Forest Products Resins	38	49	47
Corporate and Other	6	5	6
Total	$153	$167	$164

Capital Expenditures by Segment [Table Text Block]	Capital Expenditures(4):

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins	$89	$89	$77
Forest Products Resins	41	36	34
Corporate and Other	3	14	3
Total	$133	$139	$114

Reconciliation of Segment EBITDA to Net Income [Table Text Block]
Reconciliation of Segment EBITDA to Net Income:

	Year Ended December 31,
	2012	2011	2010
Segment EBITDA:
Epoxy, Phenolic and Coating Resins	$337	$506	$491
Forest Products Resins	201	180	177
Corporate and Other	(48)	(51)	(61)

Reconciliation:
Items not included in Segment EBITDA:
Terminated merger and settlement income, net	—	—	171
Asset impairments and other non-cash charges	(54)	(41)	(8)
Business realignment costs	(35)	(15)	(20)
Integration costs	(12)	(19)	—
Net income (loss) from discontinued operations	—	2	(3)
Other	(14)	(12)	(28)
Total adjustments	(115)	(85)	112
Loss on extinguishment of debt	—	—	(30)
Interest expense, net	(263)	(262)	(276)
Income tax benefit (expense)	365	(3)	(35)
Depreciation and amortization	(153)	(167)	(164)
Net income	$324	$118	$214

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Net Sales to Unaffiliated Customers(1):

	Year Ended December 31,
	2012	2011	2010
United States	$2,005	$2,130	$1,861
Netherlands	902	1,051	938
Germany	298	402	347
Canada	336	304	244
Other international	1,215	1,320	1,207
Total	$4,756	$5,207	$4,597

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]	Long-Lived Assets as of December 31:

	As of December 31,
	2012	2011
United States	$582	$597
Netherlands	230	237
Germany	123	131
Other international	492	515
Total	$1,427	$1,480